Postretirement Benefit Plans (Pension Plan Investments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Investments	$ 38,400	$ 35,793
Pension Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Private Equities	5,249	6,269
Real estate	3,129	3,354
Other investments	2,318	1,791
Investments	48,189	48,469
Cash and other	91	(172)
Total assets	48,280	48,297
Pension Benefit Plan [Member] | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	4,500	2,078
Pension Benefit Plan [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	5,155	4,555
Pension Benefit Plan [Member] | Residential Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,119	1,093
Pension Benefit Plan [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	2,468	5,253
Pension Benefit Plan [Member] | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,042	1,048
Pension Benefit Plan [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,100	1,269
Pension Benefit Plan [Member] | Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	12,956	12,635
Pension Benefit Plan [Member] | Non Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	9,153	9,124
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Private Equities	0	0
Real estate	0	0
Other investments	0	0
Investments	18,759	18,899
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	245	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	11,493	11,067
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member] | Non Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	7,021	7,832
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Private Equities	32	0
Real estate	0	0
Other investments	70	169
Investments	18,830	18,325
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	4,255	2,078
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	5,153	4,555
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,118	1,093
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	2,468	5,253
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,042	1,048
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1,097	1,269
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	1,463	1,568
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member] | Non Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	2,132	1,292
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Private Equities	5,217	6,269
Real estate	3,129	3,354
Other investments	2,248	1,622
Investments	10,600	11,245
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Income And Cash Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	2	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	1	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Trading Securities, Debt	3	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	0	0
Pension Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member] | Non Us Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities	$ 0	$ 0